Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Subsequent Events [Text Block]
Note 7 – Subsequent Events

In December 2016, the Company issued 110,038 shares of its common stock for conversion of convertible notes previously issued and agreed to issue 79,167 shares of its common stock to a third-party in settlement of $237,500 in past due amounts.

Note 6 - Subsequent Events

On January 14, 2016, as amended March 10, 2016, the Company entered into an unsecured convertible promissory note with a third party in the amount of $82,500. The note bears interest at 8.0% per annum and matures on the earlier of June 30, 2016 or the completion of an IPO of the Company’s securities. However, if the completion of the IPO occurs prior to June 30, 2016, the note shall be converted according to its terms into shares of the Company common stock at a conversion price equal to $0.20 per share upon the Company’s IPO.

On January 19, 2016, as amended March 10, 2016, the Company entered into an unsecured convertible promissory note with a third party in the amount of $82,500. The note bears interest at 8.0% per annum and matures on the earlier of June 30, 2016 or the completion of an IPO of the Company’s securities. However, if the completion of the IPO occurs prior to June 30, 2016, the note shall be converted according to its terms into shares of the Company common stock at a conversion price equal to $0.20 per share upon the Company’s IPO.

On January 22, 2016, as amended on February 15, 2016, the Company entered into a letter agreement with Bonwick Capital Partners LLC. (“Bonwick”) to engage Bonwick as an exclusive financial advisor of the Company. Pursuant to the agreement, the Company agreed to: a) pay success fees equal to 7% of the gross proceeds from any form of financing; b) issue warrants to purchase 7% of the Company’s equity securities sold with a cashless exercise provision, exercisable at 125% of the price per share of the Company’s common stock paid by investors in the transaction. The warrants should have a term of 5 years. In addition, the Company agreed to reimburse Burnham for all of its out-of-pocket expenses incurred in connection with this offering, which shall not exceed $25,000, and fees and expenses of their counsel not to exceed $100,000. Upon completion of the Company’s IPO, the Company shall pay Bonwick a $50,000 advisory fee. The agreement will expire on the earlier of August 6, 2016 or the mutual written agreement of the Company and Bonwick. Bonwick shall be entitled to a success fee as set forth above if the Company complete a financing with parties introduced by Bonwick prior to the termination agreement during the 6 months period following the termination of the agreement.

On January 8, 2016, Moleculin, LLC issued a revolving line of credit promissory note to the Company where the Company agreed to loan up to $50,000 to Moleculin LLC. The note bears annual interest rate at 8% and has a late charge of 5% for amount overdue. Interest is payable monthly to the Company commencing on July 8, 2016 and all outstanding balance is payable on January 8, 2017. The Company has funded $25,000 to Moleculin, LLC subsequent to January 8, 2016.

Subsequent to December 31, 2015 through March 21, 2016, the Company sold 128,833 common shares for $386,499.

Moleculin, LLC [Member]
Subsequent Events [Text Block]
Note 8 - Subsequent Event

On January 2, 2016, the Company purchased 189,070 common units from one of the Company's unit holders for $100.

On January 8, 2016, the Company issued a revolving line of credit promissory note to MBI where MBI agreed to loan up to $50,000 to the Company. The note bears annual interest rate at 8% and has a late charge of 5% for amount overdue. Interest is payable monthly commencing on July 8, 2016 and all outstanding balance is payable on January 8, 2017. $25,000 under this note has been received subsequent to January 8, 2016.